VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND
Virtus Multi-Sector Intermediate Bond Fund

Virtus Multi-Sector Intermediate Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated December 30, 2016 to the Summary Prospectuses dated January 28, 2016,

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2016, each as supplemented

Important Notice to Investors

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND		Class A	Class B	Class C	Class I	Class R6
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Other Expenses		0.30%	0.30%	0.30%	0.30%	0.23%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.11%	1.86%	1.86%	0.86%	0.79%
Less: Expense Reimbursement	[2]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.00%	1.75%	1.75%	0.75%	0.68%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.99% for Class A Shares, 1.74% for Class B Shares, 1.74% for Class C Shares, 0.74% for Class I Shares and 0.67% for Class R6 Shares through January 31, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	473	704	953	1,667
Class B	Sold	578	774	996	1,975
Class C	Sold	278	574	996	2,171
Class I	Sold	77	263	466	1,051
Class R6	Sold	69	241	428	968

Expense Example, No Redemption - VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	473	704	953	1,667
Class B	Held	178	574	996	1,975
Class C	Held	178	574	996	2,171
Class I	Held	77	263	466	1,051
Class R6	Held	69	241	428	968